BORROWINGS - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	May 24, 2024	Dec. 31, 2023	Mar. 28, 2023
Brookfield Infrastructure
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0	$ 200	$ 0
Subsidiary of Common Parent | Brookfield Infrastructure
Disclosure of detailed information about borrowings [line items]
Borrowings	58	$ 24		$ 250
Non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	13,088		$ 12,028
Non-recourse borrowings | U.K. Regulated Distribution Business and Brazilian Regulated Gas Transmission Business
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in borrowings	$ 1,600